Investments In Affiliated Companies, Partnerships And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Current assets	$ 6,355,181	$ 5,508,080
Total assets	10,971,596	9,739,582
Current liabilities	5,311,168	4,823,846
Non-current liabilities	2,379,448	1,965,445
Shareholders' equity	3,277,540	2,947,503
Total liabilities and equity	10,971,596	9,739,582
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Current assets	327,961	465,442
Non-current assets	159,219	136,783
Total assets	487,180	602,225
Current liabilities	229,280	166,359
Non-current liabilities	66,165	237,399
Shareholders' equity	191,735	198,467
Total liabilities and equity	$ 487,180	$ 602,225